Note 9 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2020	2021

Net income	3,247,415	11,736,326
Dividend Series B Preferred shares	(339,069)	(255,324)
Preferred deemed dividend	-	(345,423)
Net income attributable to common shareholders	2,908,346	11,135,579
Weighted average common shares – outstanding, basic	5,576,960	6,745,305
Basic earnings per share	0.52	1.65
Effect of dilutive securities:
Dilutive effect of non-vested shares	-	44,413
Weighted average common shares – outstanding, diluted	5,576,960	6,789,718
Diluted earnings per share	0.52	1.64